Income Tax - Summary of Reconciliation between the Charge to Net Income for Income Tax and the One that would Result from Applying the Prevailing Tax Rate on Net Income Before Income Tax Arising from the Consolidated Statements of Comprehensive Income (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net profit / (loss) before income tax	$ 3,056	$ 715	$ (837)
Average tax rate	25.33%	34.55%	29.36%
Average tax rate applied to net profit / (loss) before income tax	$ (774)	$ (247)	$ 246
Effect of the valuation of property, plant and equipment and intangible assets, net	154	501	(820)
Effect of exchange differences and other results associated to the valuation of the currency, net	(112)	(500)	338
Effect of the valuation of inventories	(268)	(108)	(153)
Income on investments in associates and joint ventures	112	99	56
Effect of tax rate change	(25)	(439)	41
Effect of the regularization regime for the dispute associated to cost deduction for hydrocarbon wells abandonment	18	0	78
Interest related to the payment facility plan for the dispute associated to cost deduction for hydrocarbon wells abandonment	0	0	(8)
Miscellaneous	73	(5)	38
Income tax	$ (822)	$ (699)	$ (184)